Note 21 - Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,279	$ 2,737
Investments in non-consolidated companies and other investments	1,078	1,318
Property, plant and equipment, net	9,519	9,375
Non-current assets	2,294	1,484
Total assets	16,170	14,914
Exploration and Production [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,132	1,004
Investments in non-consolidated companies and other investments	713	833
Property, plant and equipment, net	8,067	7,961
Non-current assets	2,336	1,581
Total assets	12,248	11,379
Refining, Transportation & Marketing [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,778	1,400
Investments in non-consolidated companies and other investments	31	37
Property, plant and equipment, net	1,036	1,105
Non-current assets	292	271
Total assets	3,137	2,813
Gas & Power [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	250	231
Investments in non-consolidated companies and other investments	152	160
Property, plant and equipment, net	256	271
Non-current assets	105	107
Total assets	763	769
Distribution [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	443	292
Investments in non-consolidated companies and other investments	41	38
Property, plant and equipment, net	425	249
Non-current assets	65	71
Total assets	974	650
Corporate [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	68	198
Investments in non-consolidated companies and other investments	141	250
Property, plant and equipment, net	136	132
Non-current assets	1,309	1,278
Total assets	1,654	1,858
Eliminations [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(392)	(388)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	(401)	(343)
Non-current assets	(1,813)	(1,824)
Total assets	$ (2,606)	$ (2,555)